THE ADVISORS'
INNER CIRCLE FUND

COMMERCE CAPITAL GOVERNMENT MONEY MARKET FUND --
INSTITUTIONAL CLASS SHARES
ANNUAL REPORT
OCTOBER 31, 2002

[COMMERCE CAPITAL MARKETS LOGO OMITTED]

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Statement of Net Assets .................................................     1
Statement of Operations .................................................     4
Statement of Changes in Net Assets ......................................     5
Financial Highlights ....................................................     6
Notes to the Financial Statements .......................................     7
Independent Auditors' Report ............................................    11
Trustees and Officers of The Advisors' Inner Circle Fund ................    12
Notice to Shareholders ..................................................    20
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS                                         COMMERCE CAPITAL
OCTOBER 31, 2002                                                GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 49.3%
--------------------------------------------------------------------------------
                                                         FACE         MARKET
                                                        AMOUNT         VALUE
                                                      ----------   -------------
   FFCB Discount Note
      2.080%, 11/01/02 .............................  $5,000,000   $  5,000,000
      1.680%, 11/08/02 .............................   3,000,000      2,999,020
      1.650%, 11/22/02 .............................   5,000,000      4,995,188
   FHLB
      2.070%, 10/10/03 .............................   3,000,000      3,000,000
   FHLB Discount Note
      1.680%, 11/08/02 .............................   3,000,000      2,999,032
      1.680%, 11/20/02 .............................   3,000,000      2,997,340
   FHLB, Ser 5X03, Callable 12/16/02 @ 100
      1.950%, 10/10/03 .............................   3,000,000      3,000,000
   FHLB, Ser 6H03, Callable 12/30/02 @ 100
      2.000%, 09/30/03 .............................   3,000,000      3,000,000
   FHLB, Ser 8L03, Callable 01/15/03 @ 100
      1.875%, 11/07/03 .............................   5,000,000      5,000,000
   FHLMC Discount Note
      1.730%, 11/01/02 .............................   3,000,000      3,000,000
      1.680%, 11/07/02 .............................   2,000,000      1,999,434
      1.690%, 11/12/02 .............................   5,000,000      4,997,433
      1.600%, 11/14/02 .............................   5,000,000      4,997,111
   FHLMC, MTN, Callable 12/17/02 @ 100
      2.070%, 10/10/03 .............................   5,000,000      5,000,000
   FNMA Discount Note
      1.700%, 11/05/02 .............................   5,000,000      4,999,056
      1.680%, 11/06/02 .............................   5,000,000      4,998,833
      1.680%, 11/08/02 .............................   3,000,000      2,999,020
      1.680%, 11/15/02 .............................   5,000,000      4,996,733
   SLMA Discount Note
      1.680%, 11/06/02 .............................   5,000,000      4,998,833
                                                                   ------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $75,977,033) ...........................                 75,977,033
                                                                   ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                                         COMMERCE CAPITAL
OCTOBER 31, 2002                                                GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS -- 50.7%
--------------------------------------------------------------------------------
                                                         FACE         MARKET
                                                        AMOUNT         VALUE
                                                      ----------   -------------
REPURCHASE AGREEMENTS -- 50.7%
   ABN-AMRO GNMA 1.85%, dated 10/31/02,
      matures 11/01/02, repurchase price $34,010,569
      (collateralized by U.S. Treasury Bills,
      total market value $34,689,012) .............. $34,008,821   $ 34,008,821
   J.P. Morgan GNMA 1.85%, dated 10/31/02,
      matures 11/01/02, repurchase price $6,004,340
      (collateralized by U.S. Government Obligations,
      total market value $6,128,104) ...............   6,004,040      6,004,040
   Salomon GNMA 1.85%, dated 10/31/02,
      matures 11/01/02, repurchase price $6,099,808
      (collateralized by U.S. Government Obligations,
      total market value $6,221,484) ...............   6,099,494      6,099,494
   Warburg GNMA 1.85%, dated 10/31/02, matures
      11/01/02, repurchase price $32,109,596
      (collateralized by U.S. Government Obligations,
      total market value $32,752,151) ..............  32,107,946     32,107,946
                                                                   ------------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $78,220,301) ...........................                 78,220,301
                                                                   ------------
   TOTAL INVESTMENTS -- 100.0%
      (Cost $154,197,334) ..........................                154,197,334
                                                                   ------------
 OTHER ASSETS AND LIABILITIES -- 0.0%
   Payable for Advisory Fees .......................                    (34,413)
   Payable for Administrative Fees .................                     (8,875)
   Other Assets and Liabilities, Net ...............                     13,143
                                                                   ------------
   TOTAL OTHER ASSETS AND LIABILITIES, NET .........                    (30,145)
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                                         COMMERCE CAPITAL
OCTOBER 31, 2002                                                GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
                                                                       VALUE
                                                                   -------------
   Portfolio Shares (unlimited authorization --
      no par value) based on 154,167,189
      outstanding shares of beneficial interest ....               $154,167,189
                                                                   ------------
   TOTAL NET ASSETS -- 100.0% ......................               $154,167,189
                                                                   ============
   Net Asset Value, Offering and Redemption
     Price Per Share ...............................                      $1.00
                                                                   ============
  FFCB  FEDERAL FARM CREDIT BANK
  FHLB  FEDERAL HOME LOAN BANK
 FHLMC  FEDERAL HOME LOAN MORTGAGE CORPORATION
  FNMA  FEDERAL NATIONAL MORTGAGE ASSOCIATION
  GNMA  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   MTN  MEDIUM-TERM NOTE
   SER  SERIES
  SLMA  STUDENT LOAN MARKETING ASSOCIATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS                                         COMMERCE CAPITAL
OCTOBER 31, 2002                                                GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------

FOR THE PERIOD ENDED OCTOBER 31, 2002                               SEPTEMBER 9,
                                                                      2002* TO
                                                                    OCTOBER 31,
                                                                        2002
                                                                    ------------
INVESTMENT INCOME
Interest Income ...................................................    $367,124
                                                                       --------
   TOTAL INVESTMENT INCOME ........................................     367,124
                                                                       --------
EXPENSES
Investment Advisory Fees ..........................................     105,427
Administrative Fees ...............................................      14,760
Registration and Filing Fees ......................................       1,794
Transfer Agent Fees ...............................................       3,354
Professional Fees .................................................      15,472
Printing Fees .....................................................       2,493
Trustees' Fees ....................................................         871
Custodian Fees ....................................................       3,500
Other Fees ........................................................      10,745
                                                                       --------
TOTAL EXPENSES ....................................................     158,416
Less:
Waiver of Investment Advisory Fees ................................     (53,011)
                                                                       --------
TOTAL NET EXPENSES ................................................     105,405
                                                                       --------
NET INVESTMENT INCOME .............................................     261,719
                                                                       --------
   NET INCREASE IN NET ASSETS RESULTING
        FROM OPERATIONS ...........................................    $261,719
                                                                       ========
* COMMENCEMENT OF OPERATIONS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS                              COMMERCE CAPITAL
OCTOBER 31, 2002                                                GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------
FOR THE PERIOD ENDED OCTOBER 31, 2002
                                                                   SEPTEMBER 9,
                                                                     2002* TO
                                                                    OCTOBER 31,
                                                                        2002
                                                                  -------------
INVESTMENT ACTIVITIES:
   Net Investment Income .......................................  $     261,719
                                                                  --------------
   Net Increase in Net Assets Resulting
     from Operations ..........................................         261,719
                                                                  --------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income ......................................        (261,719)
                                                                  --------------
   Total Distributions ........................................        (261,719)
                                                                  --------------
CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   Proceeds from Shares Issued ................................     257,610,257
   Proceeds from Shares Issued in Lieu of
     Cash Distributions .......................................         261,719
   Cost of Shares Redeemed ....................................    (103,704,787)
                                                                  --------------
      Net Class A Share Transactions ..........................     154,167,189
                                                                  --------------
     Increase in Net Assets from
         Capital Share Transactions ...........................     154,167,189
                                                                  -------------
     Total Increase in Net Assets .............................     154,167,189

NET ASSETS:
   Beginning of Period ........................................              --
                                                                  --------------
   End of Period ..............................................   $ 154,167,189
                                                                  =============

  * COMMENCEMENT OF OPERATIONS.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                            COMMERCE CAPITAL
OCTOBER 31, 2002                                                GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                   SEPTEMBER 9,
                                                                     2002* TO
                                                                    OCTOBER 31,
                                                                       2002
                                                                     -----------
Net Asset Value, Beginning of Period ..........................      $   1.00
                                                                     --------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income ......................................          0.00**
                                                                     --------
   Total from Investment Operations ...........................          0.00**
                                                                     --------
Distributions:
   Net Investment Income ......................................          0.00**
                                                                     --------
     Total Distributions ......................................          0.00**
                                                                     --------
Net Asset Value, End of Period ................................      $   1.00
                                                                     ========
TOTAL RETURN+ .................................................          0.18%
                                                                     ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000) ...............................      $154,167
Ratio of Expenses to Average Net Assets .......................          0.50%
Ratio of Net Investment Income to Average Net Assets ..........          1.24%
Ratio of Expenses to Average Net Assets (Excluding Fee Waivers)          0.75%
Ratio of Net Investment Income to Average Net Assets
   (Excluding Fee Waivers) ....................................          0.99%

  * COMMENCEMENT OF OPERATIONS. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. ** AMOUNT IS LESS THAN $0.01 PER SHARE.
  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. THE
    RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIOD INDICATED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS                               COMMERCE CAPITAL
OCTOBER 31, 2002                                                GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------

1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 40 portfolios. The financial statements herein are those of one such fund, the Commerce Capital Government Money Market Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

Commerce Capital Government Money Market Fund commenced operations on September 9, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value in agreement with Rule 2a-7 of the Investment Company Act of 1940. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

     NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

NOTES TO THE FINANCIAL STATEMENTS                               COMMERCE CAPITAL
OCTOBER 31, 2002                                                GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------

     EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net asset value.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (formerly SEI Investments Mutual Funds Services, the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust. The Distributor did not receive any fees for the period ended October 31, 2002 from the Fund.

4. ADMINISTRATION, DISTRIBUTION, AND TRANSFER AGENCY AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.07% of the Fund's average daily net assets up to $500 million; 0.06% of the average daily net assets from $500 million up to and including $1 billion; and 0.05% of the average daily net assets in excess of $1 billion. There is a minimum annual fee of $95,000 per portfolio plus $15,000 for each additional class.

The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991 as Amended and Restated August 8, 1994. The Distributor receives no fees for its distribution services under this agreement.

Forum Shareholder Services LLC (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

NOTES TO THE FINANCIAL STATEMENTS                               COMMERCE CAPITAL
OCTOBER 31, 2002                                                GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------
5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and Commerce Capital Markets, Inc. (the "Adviser") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser receives an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit operating expenses to not more than 0.50% of the average daily net assets of the Fund. Fee waivers are voluntary and may be terminated at any time upon sixty days written notice to the Fund.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. There were no permanent differences at October 31, 2002.

The tax character of dividends and distributions paid during the period ended October 31, 2002 was as follows:

                                                 ORDINARY
                                                  INCOME
                                               ------------
                        2002                     $261,719

NOTES TO THE FINANCIAL STATEMENTS                               COMMERCE CAPITAL
OCTOBER 31, 2002                                                GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------

As of October 31, 2002, the components of Distributable Earnings (Accumulated Losses) were as follows:

         Undistributed Ordinary Income ...........................    $ 158,908
         Other Temporary Differences .............................     (158,908)
                                                                      ---------
         Total Distributable Earnings
         (Accumulated Losses) ....................................    $      --
                                                                      =========

7. CONCENTRATION OF CREDIT RISK:

The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in the banking industry. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in the banking industry. The summary of credit quality rating for securities held by the Fund at October 31, 2002 is as follows (Unaudited):

                           S & P                   MOODY'S
                       --------------          ---------------
                       AAA       56.6%         AAA       93.5%
                       NR        43.4          NR         6.5
                                -----                   -----
                                100.0%                  100.0%
                                =====                   =====

INDEPENDENT AUDITORS' REPORT                                    COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
OCTOBER 31, 2002                                                MARKET FUND
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Commerce Capital Government Money Market Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of net assets of Commerce Capital Government Money Market Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2002, and the related statement of operations, statement of changes in net assets and the financial highlights for the period from September 9, 2002 (inception) through October 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Commerce Capital Government Money Market Fund of The Advisors' Inner Circle Fund as of October 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the period from September 9, 2002 (inception) through October 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

[KPMG SIGNATURE OMITTED]

Philadelphia, Pennsylvania
December 23, 2002

TRUSTEES AND OFFICERS OF THE                                   COMMERCE CAPITAL
ADVISORS' INNER CIRCLE FUND                                    GOVERNMENT MONEY
(UNAUDITED)                                                    MARKET FUND
--------------------------------------------------------------------------------
Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.

                                                                TERM OF
                                    POSITION(S)               OFFICE AND
    NAME, ADDRESS,                   HELD WITH                 LENGTH OF                       PRINCIPAL OCCUPATION(S)
         AGE1                       THE TRUST                TIME SERVED2                        DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY                        Trustee                (Since 1993)        Vice Chairman of Ameritrust Texas N.A.,
75 yrs. old                                                                      1989-1992, and MTrust Corp., 1985-1989.
-----------------------------------------------------------------------------------------------------------------------------------
ROBERT A. PATTERSON                   Trustee                (Since 1993)        Pennsylvania State University, Senior Vice
75 yrs. old                                                                      President, Treasurer (Emeritus); Financial
                                                                                 and Investment Consultant, Professor of
                                                                                 Transportation since 1984; Vice President-
                                                                                 Investments, Treasurer, Senior Vice President
                                                                                 (Emeritus), 1982-1984. Director,
                                                                                 Pennsylvania Research Corp.
-----------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS                      Trustee                (Since 1993)        Private investor from 1987 to present.Vice
73 yrs. old                                                                      President and Chief Financial officer, Western
                                                                                 Company of North America (petroleum ser-
                                                                                 vice company), 1980-1986. President of Gene
                                                                                 Peters and Associates (import company),
                                                                                 1978-1980. President and Chief Executive
                                                                                 Officer of Jos. Schlitz Brewing Company
                                                                                 before 1978.
-----------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY                       Trustee                (Since 1994)        Partner, Dechert Price & Rhoads, September
71 yrs. old                                                                      1987-December 1993.
-----------------------------------------------------------------------------------------------------------------------------------

                                      12-13

                                   NUMBER OF
                                  PORTFOLIOS
                                IN THE ADVISORS'
                               INNER CIRCLE FUND
    NAME, ADDRESS,             OVERSEEN BY BOARD                      OTHER DIRECTORSHIPS
         AGE1                       MEMBER                           HELD BY BOARD MEMBER3
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY                        40                         Trustee of The Arbor Funds, The MDL
75 yrs. old                                                      Funds, and The Expedition Funds.
-----------------------------------------------------------------------------------------------------------------------------------
ROBERT A. PATTERSON                   40                         Member and Treasurer, Board of
75 yrs. old                                                      Trustees of Grove City College.
                                                                 Trustee of The Arbor Funds,
                                                                 The MDL Funds, and The
                                                                 Expedition Funds.
-----------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS                      40                         Trustee of The Arbor Funds, The MDL
73 yrs. old                                                      Funds, and The Expedition Funds.
-----------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY                       40                         Trustee of The Arbor Funds,
71 yrs. old                                                      The MDL Funds, The Expedition
                                                                 Funds, SEI Asset Allocation Trust, SEI
                                                                 Daily Income Trust, SEI Index Funds,
                                                                 SEI Institutional International Trust,
                                                                 SEI Institutional Investments Trust, SEI
                                                                 Institutional Managed Trust, SEI
                                                                 Insurance Products Trust, SEI Liquid
                                                                 Asset Trust and SEI Tax Exempt Trust.
-----------------------------------------------------------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of
  Trust.
3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

                                      12-13


TRUSTEES AND OFFICERS OF THE                                   COMMERCE CAPITAL
ADVISORS' INNER CIRCLE FUND                                    GOVERNMENT MONEY
(UNAUDITED)                                                    MARKET FUND
--------------------------------------------------------------------------------

                                                               TERM OF
                                    POSITION(S)               OFFICE AND
    NAME, ADDRESS,                   HELD WITH                 LENGTH OF             PRINCIPAL OCCUPATION(S)
         AGE1                       THE TRUST                TIME SERVED2              DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
------------------------
GEORGE J. SULLIVAN, JR.               Trustee                (Since 1999)        Chief Executive Officer, Newfound
60 yrs. old                                                                      Consultants Inc. since April 1997. General
                                                                                 Partner, Teton Partners, L.P., June 1991-
                                                                                 December 1996; Chief Financial Officer,
                                                                                 Nobel Partners, L.P., March 1991-December
                                                                                 1996; Treasurer and Clerk, Peak Asset
                                                                                 Management, Inc., since 1991.
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER                     Chairman                 (Since 1991)       Currently performs various services on behalf
56 yrs. old                        of the Board                                  of SEI Investments for which Mr. Nesher is
                                    of Trustees                                  compensated. Executive Vice President of SEI
                                                                                 Investments, 1986-1994. Director and
                                                                                 Executive Vice President of the Administrator
                                                                                 and the Distributor, 1981-1994.
-----------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN                      Trustee                 (Since 1992)       Partner, Morgan, Lewis & Bockius LLP
1701 Market Street                                                               (law firm), counsel to the Trust, SEI Investments,
Philadelphia, PA 19103                                                           the Administrator and the Distributor. Director
62 yrs. old                                                                      of SEI Investments since 1974; Secretary of
                                                                                 SEI Investments since 1978.
-----------------------------------------------------------------------------------------------------------------------------------

                                      14-15

                                  NUMBER OF
                                 PORTFOLIOS
                              IN THE ADVISORS'
                             INNER CIRCLE FUND
    NAME, ADDRESS,            OVERSEEN BY BOARD          OTHER DIRECTORSHIPS
         AGE1                      MEMBER               HELD BY BOARD MEMBER3
----------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
------------------------
GEORGE J. SULLIVAN, JR.                40          Trustee, Navigator Securities Lending
60 yrs. old                                        Trust, since 1995. Trustee of The
                                                   Fulcrum Trust. Trustee of The Arbor
                                                   Funds, The MDL Funds, The
                                                   Expedition Funds, SEI Asset
                                                   Allocation Trust, SEI Daily Income
                                                   Trust, SEI Index Funds, SEI
                                                   Institutional International Trust, SEI
                                                   Institutional Investments Trust, SEI
                                                   Institutional Managed Trust, SEI
                                                   Insurance Products Trust, SEI Liquid
                                                   Asset Trust and SEI Tax Exempt Trust.
----------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER                      40          Trustee of The Arbor Funds, Bishop
56 yrs. old                                       Street Funds, The Expedition Funds,
                                                  The MDL Funds, SEI Asset Allocation
                                                  Trust, SEI Daily Income Trust, SEI
                                                  Index Funds, SEI Institutional
                                                  International Trust, SEI Institutional
                                                  Investments Trust, SEI Institutional
                                                  Managed Trust, SEI Insurance Products
                                                  Trust, SEI Liquid Asset Trust and SEI
                                                  Tax Exempt Trust.
----------------------------------------------------------------------------------------------
WILLIAM M. DORAN                       40         Trustee of The Arbor Funds, The
1701 Market Street                                MDL Funds, The Expedition Funds,
Philadelphia, PA 19103                            SEI Asset Allocation Trust, SEI Daily
62 yrs. old                                       Income Trust, SEI Index Funds, SEI
                                                  Institutional International Trust, SEI
                                                  Institutional Investments Trust, SEI
                                                  Institutional Managed Trust, SEI
                                                  Insurance Products Trust, SEI Liquid
                                                  Asset Trust and SEI Tax Exempt Trust.
----------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

                                      14-15


TRUSTEES AND OFFICERS OF THE                          COMMERCE CAPITAL
ADVISORS' INNER CIRCLE FUND                           GOVERNMENT MONEY
(UNAUDITED)                                           MARKET FUND
-------------------------------------------------------------------------------
                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF                       PRINCIPAL OCCUPATION(S)
         AGE1                       THE TRUST                    TIME SERVED2                        DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
JAMES R. FOGGO                       President                   (Since 2000)         Vice President and Assistant Secretary
38 yrs. old                                                                           of SEI Investments since 1998; Vice
                                                                                      President and Assistant Secretary of
                                                                                      SEI Investments Global Funds Services
                                                                                      and SEI Investments Distribution Co.
                                                                                      since 1999; Associate, Paul, Weiss,
                                                                                      Rifkind, Wharton & Garrison (law firm),
                                                                                      1998; Associate, Baker & McKenzie
                                                                                      (law firm), from 1995-1998.
-----------------------------------------------------------------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA         Controller and Chief              (Since 2001)         Director, SEI Funds Accounting since
33 yrs. old                      Financial Officer                                    November 1999; Audit Manager, Ernst
                                                                                      & Young LLP from 1991-1999.
-----------------------------------------------------------------------------------------------------------------------------------
SHERRY K. VETTERLEIN       Vice President and Secretary          (Since 2001)         Vice President and Assistant Secretary of
40 yrs. old                                                                           SEI Investments Global Funds Services and
                                                                                      SEI Investments Distribution Co. since
                                                                                      January 2001; Shareholder/Partner,
                                                                                      Buchanan Ingersoll Professional Corporation
                                                                                      from 1992-2000.
-----------------------------------------------------------------------------------------------------------------------------------
TODD B. CIPPERMAN     Vice President and Assistant Secretary     (Since 1995)         Senior Vice President and General Counsel
36 yrs. old                                                                           of SEI Investments; Senior Vice President,
                                                                                      General Counsel and Secretary of SEI
                                                                                      Investments Global Funds Services and
                                                                                      SEI Investments Distribution Co. since 2000;
                                                                                      Vice President and Assistant Secretary of SEI
                                                                                      Investments, SEI Global Funds Services and
                                                                                      SEI Investments Distribution Co. from
                                                                                      1999-2000; Associate, Dewey Ballantine
                                                                                      (law firm) from 1994-1995.
-----------------------------------------------------------------------------------------------------------------------------------

                                      16-17


                                   NUMBER OF
                                  PORTFOLIOS
                                IN THE ADVISORS'
                                INNER CIRCLE FUND
    NAME, ADDRESS,              OVERSEEN BY BOARD          OTHER DIRECTORSHIPS
         AGE1                        MEMBER               HELD BY BOARD MEMBER3
--------------------------------------------------------------------------------

OFFICERS
--------
JAMES R. FOGGO                        N/A                         N/A
38 yrs. old
--------------------------------------------------------------------------------

JENNIFER SPRATLEY, CPA                N/A                         N/A
33 yrs. old
-------------------------------------------------------------------------------
SHERRY K. VETTERLEIN                  N/A                         N/A
40 yrs. old
--------------------------------------------------------------------------------
TODD B. CIPPERMAN                     N/A                         N/A
36 yrs. old
--------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

-------------------------------------------------------------------------------

                                      16-17


TRUSTEES AND OFFICERS OF THE                                   COMMERCE CAPITAL
ADVISORS' INNER CIRCLE FUND                                    GOVERNMENT MONEY
(UNAUDITED)                                                    MARKET FUND
-------------------------------------------------------------------------------
                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF                       PRINCIPAL OCCUPATION(S)
         AGE1                       THE TRUST                    TIME SERVED2                        DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
LYDIA A. GAVALIS                Vice President and               (Since 1998)         Vice President and Assistant Secretary
38 yrs. old                     Assistant Secretary                                   of SEI Investments, SEI Investments
                                                                                      Global Funds Services and SEI Investments
                                                                                      Distribution Co. since 1998; Assistant
                                                                                      General Counsel and Director of Arbitration,
                                                                                      Philadelphia Stock Exchange from 1989-1998.
-----------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO             Assistant Vice President            (Since 2000)         Vice President and Assistant Secretary of SEI
34 yrs. old                   and Assistant Secretary                                 Investments Global Funds Services and SEI
                                                                                      Investments Distribution Co. since  1999;
                                                                                      Associate, Dechert (law firm) from 1997-1999;
                                                                                      Associate, Richter, Miller & Finn (law firm)
                                                                                      from 1994-1997.
-----------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI           Assistant Vice President            (Since 2000)         Vice President and Assistant Secretary of
34 yrs. old                        and Secretary                                      SEI Investments Global Funds Services and
                                                                                      SEI Investments Distribution Co. since 2000;
                                                                                      Vice President, Merrill Lynch & Co. Asset
                                                                                      Management Group from 1998 - 2000; Associate
                                                                                      at Pepper Hamilton LLP from 1997-1998.
-----------------------------------------------------------------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH         Vice President and               (Since 2000)         Vice President and Assistant Secretary of SEI
42 yrs. old                     Assistant Secretary                                   Investments Global Funds Services and SEI
                                                                                      Investments Distribution Co. since 1999;
                                                                                      Associate at White and Williams LLP
                                                                                      from 1991-1999.
-----------------------------------------------------------------------------------------------------------------------------------
JOHN C. MUNCH                   Vice President and               (Since 2001)         Vice President and Assistant Secretary of SEI
31 yrs. old                     Assistant Secretary                                   Investments Global Funds Services and SEI
                                                                                      Investments Distribution Co. since 2001;
                                                                                      Associate at Howard Rice Nemorvoski
                                                                                      Canady Falk & Rabkin from 1998-2001;
                                                                                      Associate at Seward & Kissel from 1996-1998.
-----------------------------------------------------------------------------------------------------------------------------------

                                     NUMBER OF
                                    PORTFOLIOS
                                  IN THE ADVISORS'
                                 INNER CIRCLE FUND
    NAME, ADDRESS,               OVERSEEN BY BOARD            OTHER DIRECTORSHIPS
         AGE1                         MEMBER                 HELD BY BOARD MEMBER3
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
-------------------
LYDIA A. GAVALIS                     N/A                         N/A
38 yrs. old
-----------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO                     N/A                         N/A
34 yrs. old
-----------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI                   N/A                         N/A
34 yrs. old
-----------------------------------------------------------------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH              N/A                         N/A
42 yrs. old
-----------------------------------------------------------------------------------------------------------------------------------
JOHN C. MUNCH                        N/A                         N/A
31 yrs. old
-----------------------------------------------------------------------------------------------------------------------------------


1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                      18-19

                             NOTICE TO SHAREHOLDERS
                                       OF
                  COMMERCE CAPITAL GOVERNMENT MONEY MARKET FUND
                                   (UNAUDITED)
--------------------------------------------------------------------------------
For shareholders that do not have an October 31, 2002 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2002 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2002, the Fund is designating the following items with regard to distributions paid during the period ended October 31, 2002:

     LONG TERM      LONG LONG
    (20% RATE)      (18% RATE)       ORDINARY
   CAPITAL GAIN    CAPITAL GAIN       INCOME      TAX-EXEMPT      TOTAL       QUALIFYING
   DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS   INTEREST   DISTRIBUTIONS   DIVIDENDS (1)
   -------------   -------------   -------------  ----------  -------------   ------------
       0.00%           0.00%           100.00%        0.00%      100.00%         0.00%


(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND ARE REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS".

                                      NOTES

                             COMMERCE CAPITAL FUNDS
                                  P.O. Box 446
                               Portland, ME 04112

                                    ADVISER:
                         Commerce Capital Markets, Inc.
                               One Commerce Square
                          2005 Market Street, Suite 200
                             Philadelphia, PA 19103

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                              INDEPENDENT AUDITORS:
                                    KPMG LLP
                               1601 Market Street
                             Philadelphia, PA 19103


          This information must be preceded or accompanied by a current prospectus for the Fund described.

CCM-SA-001-0100